Payroll costs, share based payments and management incentive schemes - Inputs and Assumptions Underlying the Monte Carlo Model (Details) $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 $ / shares	Jan. 01, 2020 USD ($)	Jan. 01, 2020 EUR (€)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 EUR (€)	Jan. 01, 2018 USD ($)	Jan. 01, 2018 EUR (€)	Jan. 01, 2017 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments		$ 4.8	€ 4.3	$ 1.4	€ 1.2	$ 1.6	€ 1.3	$ 5.2	€ 4.6	$ 28.2	€ 24.7
January 1, 2016 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 16.72
Exercise price (in Dollar per share)	$ 0
Expected volatility of the share price	22.60%
Dividend yield expected	0.00%
Risk free rate	2.65%
Employee exit rate	6.00%
EBITDA Performance Target Condition	93.00%
January 1, 2016 | Minimum | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	1 year
January 1, 2016 | Top of range | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	2 years
January 1, 2017 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 16.72
Exercise price (in Dollar per share)	$ 0
Expected life of restricted share	2 years
Expected volatility of the share price	22.60%
Dividend yield expected	0.00%
Risk free rate	2.65%
Employee exit rate	14.00%
EBITDA Performance Target Condition	72.00%
January 1, 2018 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 16.72
Exercise price (in Dollar per share)	$ 0
Expected volatility of the share price	22.70%
Dividend yield expected	0.00%
Risk free rate	2.55%
Employee exit rate	14.00%
EBITDA Performance Target Condition	35.00%
January 1, 2018 | Minimum | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	1 year 6 months
January 1, 2018 | Top of range | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	4 years
January 1, 2019 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 20.15
Exercise price (in Dollar per share)	$ 0
Expected life of restricted share	4 years
Expected volatility of the share price	24.00%
Dividend yield expected	0.00%
Risk free rate	1.33%
Employee exit rate	14.00%
EBITDA Performance Target Condition	35.00%
January 1, 2020 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 22.37
Exercise price (in Dollar per share)	$ 0
Expected life of restricted share	4 years
Expected volatility of the share price	24.40%
Dividend yield expected	0.00%
Risk free rate	1.70%
Employee exit rate	27.30%
EBITDA Performance Target Condition	35.00%